Other income (expense) (Tables)	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Financial Income Explanatory
The components of financial income for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2023	2022	2023	2022
Interest income		2,703	273	7,250	309
Cumulative catch-up adjustment, deferred royalty obligation	17	437	—	—	18,288
Financial income		3,140	273	7,250	18,597

Disclosure Of Detailed Information About Financial Expense Explanatory
The components of financial expense for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2023	2022	2023	2022
Cumulative catch-up adjustment, deferred royalty obligation	17	—	2,175	4,851	2,255
Deferred royalty obligation interest expense	17	8,087	5,669	19,662	17,356
Effective interest expense on senior secured term loan facility	13	4,728	1,933	13,748	1,933
Effective interest expense on convertible loans	14	—	1,536	—	7,684
Interest expense on leasing and other	12	127	43	389	146
Financial expense		12,942	11,356	38,650	29,374

Schedule of Other income (expense)	The components of non-operating expense for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2023	2022	2023	2022
Convertible loans, derivatives, change in fair value (expense) income	14	—	(4,660)	—	25,650
Loss on debt extinguishment	14	—	(42,114)	—	(42,114)
Deerfield warrant obligation, change in fair value income	15	140	9,418	776	9,418
Senior secured term loan facility, warrants, transaction costs	13	—	(245)	—	(245)
Senior secured term loan facility, warrants, change in fair value income	13	299	2,543	916	2,543
Share of results with joint venture	11	(1,409)	(2,130)	(3,539)	(6,549)
Exchange differences gain (loss)		39	(56)	5	248
R&D tax credit		244	122	699	244
Non-operating expense		(687)	(37,122)	(1,143)	(10,805)